PLANT AND EQUIPMENT, NET (Details Narrative)	6 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 SGD ($)	Jun. 30, 2023 SGD ($)
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 57,832	$ 78,565	$ 19,323